Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,825,967	$ 3,297,564
Restricted cash		2,100,000
Marketable investment securities		2,478,953
Accounts receivable, net	1,930,450	2,398,872
Inventory, net	2,335,653	2,119,084
Prepaid expenses	61,855	262,133
Total current assets	12,153,925	12,656,606
Property and equipment, net	166,666	234,308
Capitalized software development costs, net	363,879
Right-of-use assets	890,209	972,663
Other long-term assets	1,905,983	1,905,983
Total assets	15,480,662	15,769,560
Current liabilities:
Accounts payable	3,206,118	2,059,771
Customer deposits	1,794,748	1,704,224
Line of credit, bank	802,738	802,738
Margin line of credit account		1,980,937
Convertible notes payable	954,622	954,622
Accrued interest	542,631	459,872
Accrued and other current liabilities	804,405	1,125,495
Accrued and other current liabilities - assumed in Merger	295,008
Lease liability, current portion	347,809	334,255
Total current liabilities	9,694,647	10,668,339
Non-current liabilities:
Notes payable assumed in the Merger	1,565,000
PIPE loan payable, net	4,320,947
Dividend notes payable	4,023,923	4,023,923
Gross sales royalty payable	1,000,000	1,000,000
Lease liability, net of current portion	574,363	668,228
Other liabilities	81,560	63,015
Total liabilities	24,553,285	19,687,288
Commitments and Contingencies
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 10 million share authorized; zero shares issued and outstanding, respectively
Treasury stock at cost, 4,692 shares of common stock held, respectively	(2,037,000)	(2,037,000)
Additional paid-in capital	6,623,839	10,479,738
Accumulated other comprehensive loss		(1,662)
Accumulated deficit / losses	(13,660,788)	(12,358,924)
Total stockholders’ deficit	(9,072,623)	(3,917,728)	$ (4,276,689)
Total liabilities and stockholders’ deficit	15,480,662	15,769,560
Series A Common Stock [Member]
Stockholders’ deficit:
Common stock	1,154	120
Series B Common Stock [Member]
Stockholders’ deficit:
Common stock	172
Nonrelated Party [Member]
Current liabilities:
Notes payable	9,568	9,425
Non-current liabilities:
Note payables	2,400,345	2,402,783
Related Party [Member]
Current liabilities:
Notes payable	937,000	1,237,000
Non-current liabilities:
Note payables	$ 892,500	861,000
Deep Medicine Acquisition Corp [Member]
Current assets:
Cash and cash equivalents		177,876	595,536	$ 877,099
Prepaid expenses			20,408	315,306
Cash and marketable securities held in Trust Account		6,703,330	9,160,803	127,760,867
Total current assets		6,881,206	9,776,747	128,953,272
Total assets		6,881,206	9,776,747	128,953,272
Current liabilities:
Taxes payable		57,569	57,569
Total current liabilities		3,705,623	2,795,069	536,712
Non-current liabilities:
Deferred underwriting commissions		4,427,500	4,427,500	4,427,500
Total non-current liabilities		4,427,500	4,427,500	4,427,500
Total liabilities		8,133,123	7,222,569	4,964,212
Commitments and Contingencies
Common stock subject to possible redemption, 830,210 shares at $10.83 per share and 12,650,000 shares at $10.10 per share as of March 31, 2023 and March 31, 2022, respectively		6,536,961	8,994,434	127,765,000
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 10 million share authorized; zero shares issued and outstanding, respectively
Additional paid-in capital
Accumulated deficit / losses		(7,789,256)	(6,440,634)	(3,776,318)
Total stockholders’ deficit		(7,788,878)	(6,440,256)	(3,775,940)
Total liabilities and stockholders’ deficit		6,881,206	9,776,747	128,953,272
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Stockholders’ deficit:
Common stock		378	378	62
Deep Medicine Acquisition Corp [Member] | Common Class B [Member]
Stockholders’ deficit:
Common stock				316
Deep Medicine Acquisition Corp [Member] | Nonrelated Party [Member]
Current liabilities:
Accrued expenses		1,492,437	866,500	15,712
Loan payable - related party		84,617
Deep Medicine Acquisition Corp [Member] | Related Party [Member]
Current liabilities:
Accrued expenses		6,000	6,000	21,000
Loan payable - related party		$ 2,065,000	$ 1,865,000	$ 500,000